BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,577			$ 3,556
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	1,049			300
Local Currency	1,049			300
British pounds
Disclosure of detailed information about borrowings [line items]
Borrowings	2,003			2,043
Local Currency | £		£ 1,658			£ 1,510
Brazilian real
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,543			$ 1,220
Local Currency | R$			R$ 8,047			R$ 6,807